SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Interest income from trust account				$ 326,352	$ 836,205
Antidilutive Securities earnings per share, amount				17,825,001
Federal depository insurance coverage				$ 250,000
Ensysce Biosciences, Inc [Member]
Property, Plant and Equipment [Line Items]
Antidilutive Securities earnings per share, amount				55,581,877	79,213,687
Depreciation expense				$ 201	$ 201
[custom:IncreaseDecreaseInFairValueOfEmbeddedDerivatives]					269,000
Ensysce Biosciences, Inc [Member] | M P A R Grant [Member]
Property, Plant and Equipment [Line Items]
Research and development description		In August 2019, the grant was amended such that the approved budget for the two-year period decreased to approximately $5.1 million ($2.1 million and $3.0 million in years 1 and 2, respectively).	The total approved budget for the two-year period was approximately $5.4 million ($3.2 million and $2.2 million in years 1 and 2 respectively) of which the Company must contribute $1.1 million in the first year of the grant.
Approved budget for research and development		$ 5,100,000	$ 5,400,000
Revenue recognized				3,037,234	1,706,508
Ensysce Biosciences, Inc [Member] | M P A R Grant [Member] | Years One [Member]
Property, Plant and Equipment [Line Items]
Approved budget for research and development		2,100,000	3,200,000
Company contribution for research and development			1,100,000
Ensysce Biosciences, Inc [Member] | M P A R Grant [Member] | Years Two [Member]
Property, Plant and Equipment [Line Items]
Approved budget for research and development		$ 3,000,000.0	$ 2,200,000
Ensysce Biosciences, Inc [Member] | T A A P M P A R Grant [Member]
Property, Plant and Equipment [Line Items]
Approved budget for research and development	$ 5,400,000
Revenue recognized				$ 893,975	$ 57,453
Ensysce Biosciences, Inc [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life				5 years
Ensysce Biosciences, Inc [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life				6 years
Ensysce Biosciences, Inc [Member] | Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Increase, Accrued Interest				$ 11,331